STOCKHOLDERS DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
STOCKHOLDERS DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 14: STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, with a par value of $0.0001 per share. Of the 5,000,000 authorized preferred shares, 4,000,000 are undesignated “blank check” preferred stock. The Company may issue such preferred shares and designate the rights, privileges and preferences of such shares at the time of designation and issuance. As of March 31, 2023, and 2021 there are -0- and -0- shares of undesignated preferred shares issued and outstanding, respectively.

There are zero shares issued and outstanding of Series A and Series B Preferred stock as of March 31, 2023.

Series C Convertible Preferred Stock

On August 17, 2016 the Company designated up to 500,000 shares of a new Series C Convertible Preferred Stock (Series C Preferred Stock). The holders of the Series C Preferred are entitled to elect four members to the Company’s board of directors and are entitled to cast 100 votes per share on all other matters presented to the shareholders for a vote. Each share of Series C Convertible Preferred is convertible into one share of the Company’s common stock. The Series C Convertible Preferred designation contains a number of protective and restrictive covenants that restrict the Company from taking a number of actions without the prior approval of the holders of the Series C Preferred or the unanimous vote of all four Series C Directors. If at any time there are four Series C Directors, one such director must be independent as that term is defined in the Series C designation. Any challenge to the independence of a Series C Director is a right conferred only upon the holders of the Series B Convertible Preferred Stock and may only be made by the holders of the Series B Convertible Preferred Stock.

On August 18, 2016 the Company issued all 500,000 shares of its newly designated Series C Preferred Stock to MJNA Investment Holdings, LLC in exchange for cash of $65,000. As the holders of the Series C Preferred Stock, MJNA Investment Holdings, LLC has designated Dr. Timothy R. Scott, John W. Huemoeller II, Robert Cunningham and Blake Schroeder as their four Series C Directors.

On February 20, 2019, MJNA Investment Holdings LLC (“Seller”) sold its 500,000 shares of AXIM Biotechnologies, Inc.’s, a Nevada corporation (the “Company”) Series C Preferred Stock to Juniper & Ivy Corporation, a Nevada corporation (“Purchaser”) for a purchase price of $500,000 (the “Purchase Price”) pursuant to a Preferred Stock Purchase Agreement (the “Purchase Agreement”). Payment of the Purchase Price was made as follows (i) a $65,000 payment made by check payable to Seller, which Purchaser borrowed from an unrelated third-party and which has no recourse against the Series C Preferred Stock or assets of Purchaser (the “Loan”), and (ii) the issuance by Purchaser to Seller of a promissory note, face value, $435,000, which has no recourse against the Series C Preferred Stock or assets of Purchaser (the “Note”). The Company’s Chief Executive Officer John W. Huemoeller II is the President of Purchaser. Mr. Huemoeller provided a personal guaranty for the Loan and the Note.

The holders of the Series C Preferred Stock are entitled to elect four members to the Company’s Board of Directors and are entitled to cast 100 votes per share on all other matters presented to the shareholders for a vote. As a result of this transaction, a change in control has occurred.

Common Stock

The Company has authorized 300,000,000 shares of common stock, with a par value of $0.0001 per share. As of March 31, 2023 and December 31, 2022, the Company had 223,649,403 and 192,441,917 shares of common stock issued and outstanding, respectively.

2023 Transactions:

One million shares were issued in satisfaction of Common stock to be issued.

Eight million shares were issued during the first quarter of 2023 pursuant to the Company’s S-1 in exchange for $175,000, $40,000 of which was received in April 2023.

2022 Transactions:

During January 2022, the Company issued 519,247 shares for cash of gross proceeds of $75,000 pursuant to various stock purchase agreements. The cash was received in the fourth quarter 2021 and first quarter 2022. The Company also issued warrants to purchase an aggregate of 519,247 shares of common stock at an average exercise price of $0.315 per share. The warrants are exercisable within a 3-year period from issuance.

In January 2022, the Company issued 7,000,000 shares of its common stock pursuant to its asset acquisition of Advanced Tear Diagnostics which was under common stock to be issued.

In January 2022, the Company issued 302,115 of its shares of common stock, valued at $100,000, in exchange for services which have been recorded as a prepaid expense.

On January 11, 2022, the company issued 282,759 shares of common stock upon the exercise of 500,000 options at an exercise price of $0.126 a share. This exercise was performed on a cashless basis.

In March 2022, the Company issued 624,290 of its shares of common stock pursuant to a stock purchase agreement for cash gross proceeds of $55,000.

In March 2022, the Company issued 173,390 shares of its common stock, valued at $32,944, in settlement of interest due to prepayment of a note.

In March 2022, the company issued 500,000 of its shares of common stock, valued at $79,500 in exchange for services related to the arrangement of meetings and conferences.

The Company also issued 10,750,000 shares of its common stock January thru June of 2022 for cash of $973,495 pursuant to an equity purchase agreement, dated on May 14, 2021, which shares were registered pursuant to that S-1 Registration Statement filed by the Company with the SEC on May 14, 2021, and declared effective by the SEC on June 22, 2021.

The Company issued 891,610 of its shares to settle the amounts owed to George Anastassov and Lekhram Changoer. The debt totaled $60,000 and the company recognized a loss on settlement of $4,196.

The Company issued 3,544,247 of its shares in settlement of claims made by individuals pursuant to various stock Purchase agreements. The company recognized a current period loss of $226,171 as a result of this settlement.

During the third quarter 2022 the company issued 2,227,638 shares pursuant to its S-1 for cash of $78,928.

On July 14, 2022, the Company entered into the Equity Purchase Agreement with Cross & Company, pursuant to which we have the right to “put,” or sell, up to $30,000,000 worth of shares of our common stock to Cross. As provided in the Equity Purchase Agreement, we may require Cross to purchase shares of our common stock from time to time by delivering a put notice to Cross specifying the total number of shares to be purchased (such number of shares multiplied by the purchase price described below, the “Investment Amount”); provided there must be a minimum of ten trading days between delivery of each put notice. We may determine the Investment Amount, provided that such amount may not be more than 300% of the average daily trading volume in dollar amount for our common stock during the five trading days preceding the date on which we deliver the applicable put notice, unless waived by Cross in its sole discretion. Additionally, such amount may not be lower than $10,000 or higher than $250,000. Cross will have no obligation to purchase shares under the Equity Line to the extent that such purchase would cause Cross to own more than 4.99% of our issued and outstanding shares of common stock.

The Company also issued 8,000,000 shares of its common stock January thru December of 2022 for cash of $234,844 and a subscription receivable of $46,000 under an equity purchase agreement, dated on July 14, 2022, which shares were registered pursuant to that S-1 Registration Statement filed by the Company with the SEC on July 25, 2022, and declared effective by the SEC on August 4, 2022. The subscription amount of $46,000 was received subsequent to December 31 2022. This was shown as subscription receivable on the equity statement. The company received advance of $47,720 that will be offset against future puts.

Also during the third quarter of 2022 the company issued 13,861,004 shares pursuant to various stock purchase agreements for cash of $350,000.

The Company converted debt of $177,840 during 2022 including accrued interest of $2,840 in exchange for 5,665,636 shares of its stock valued at $349,535 and as a result recognized a loss on extinguishment of $111,807, including cancellation of balance debt discount of $167,571 and a gain due to cancellation of derivative liabilities as of date of settlement of $227,459.

NOTE 14: STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, with a par value of $0.0001 per share. Of the 5,000,000 authorized preferred shares, 4,000,000 are undesignated “blank check” preferred stock. The Company may issue such preferred shares and designate the rights, privileges and preferences of such shares at the time of designation and issuance. As of December 31, 2022, and 2021 there are -0- and -0- shares of undesignated preferred shares issued and outstanding, respectively.

There are zero shares issued and outstanding of Series A and Series B Preferred stock as of December 31, 2022.

Series C Convertible Preferred Stock

On August 17, 2016 the Company designated up to 500,000 shares of a new Series C Convertible Preferred Stock (Series C Preferred Stock). The holders of the Series C Preferred are entitled to elect four members to the Company’s board of directors and are entitled to cast 100 votes per share on all other matters presented to the shareholders for a vote. Each share of Series C Convertible Preferred is convertible into one share of the Company’s common stock. The Series C Convertible Preferred designation contains a number of protective and restrictive covenants that restrict the Company from taking a number of actions without the prior approval of the holders of the Series C Preferred or the unanimous vote of all four Series C Directors. If at any time there are four Series C Directors, one such director must be independent as that term is defined in the Series C designation. Any challenge to the independence of a Series C Director is a right conferred only upon the holders of the Series B Convertible Preferred Stock and may only be made by the holders of the Series B Convertible Preferred Stock.

On August 18, 2016 the Company issued all 500,000 shares of its newly designated Series C Preferred Stock to MJNA Investment Holdings, LLC in exchange for cash of $65,000. As the holders of the Series C Preferred Stock, MJNA Investment Holdings, LLC has designated Dr. Timothy R. Scott, John W. Huemoeller II, Robert Cunningham and Blake Schroeder as their four Series C Directors.

On February 20, 2019, MJNA Investment Holdings LLC (“Seller”) sold its 500,000 shares of AXIM Biotechnologies, Inc.’s, a Nevada corporation (the “Company”) Series C Preferred Stock to Juniper & Ivy Corporation, a Nevada corporation (“Purchaser”) for a purchase price of $500,000 (the “Purchase Price”) pursuant to a Preferred Stock

Purchase Agreement (the “Purchase Agreement”). Payment of the Purchase Price was made as follows (i) a $65,000 payment made by check payable to Seller, which Purchaser borrowed from an unrelated third-party and which has no recourse against the Series C Preferred Stock or assets of Purchaser (the “Loan”), and (ii) the issuance by Purchaser to Seller of a promissory note, face value, $435,000, which has no recourse against the Series C Preferred Stock or assets of Purchaser (the “Note”). The Company’s Chief Executive Officer John W. Huemoeller II is the President of Purchaser. Mr. Huemoeller provided a personal guaranty for the Loan and the Note.

The holders of the Series C Preferred Stock are entitled to elect four members to the Company’s Board of Directors and are entitled to cast 100 votes per share on all other matters presented to the shareholders for a vote. As a result of this transaction, a change in control has occurred.

Common Stock

The Company has authorized 300,000,000 shares of common stock, with a par value of $0.0001 per share. As of December 31, 2022, and 2021, the Company had 192,441,917 and 138,099,981 shares of common stock issued and outstanding, respectively.

2022 Transactions:

During January 2022, the Company issued 519,247 shares for cash of gross proceeds of $75,000 pursuant to various stock purchase agreements. The cash was received in the fourth quarter 2021 and first quarter 2022. The Company also issued warrants to purchase an aggregate of 519,247 shares of common stock at an average exercise price of $0.315 per share. The warrants are exercisable within a 3-year period from issuance.

In January 2022, the Company issued 7,000,000 shares of its common stock pursuant to its asset acquisition of Advanced Tear Diagnostics which was under common stock to be issued.

In January 2022, the Company issued 302,115 of its shares of common stock, valued at $100,000, in exchange for services which have been recorded as a prepaid expense.

On January 11, 2022, the company issued 282,759 shares of common stock upon the exercise of 500,000 options at an exercise price of $0.126 a share. This exercise was performed on a cashless basis.

In March 2022, the Company issued 624,290 of its shares of common stock pursuant to a stock purchase agreement for cash gross proceeds of $55,000.

In March 2022, the Company issued 173,390 shares of its common stock, valued at $32,944, in settlement of interest due to prepayment of a note and the Company recognized a loss on conversion of $11,081 under loss on extinguishment of debt in statement of operation.

In March 2022, the company issued 500,000 of its shares of common stock, valued at $79,500 in exchange for services related to the arrangement of meetings and conferences.

The Company also issued 10,750,000 shares of its common stock January thru June of 2022 for cash of $973,495 pursuant to an equity purchase agreement, dated on May 14, 2021, which shares were registered pursuant to that S-1 Registration Statement filed by the Company with the SEC on May 14, 2021, and declared effective by the SEC on June 22, 2021.

The Company issued 891,610 of its shares to settle the amounts owed to George Anastassov and Lekhram Changoer. The debt totaled $60,000 and the company recognized a loss on settlement of $4,196.

The Company issued 3,544,247 of its shares in settlement of claims made by individuals pursuant to various stock Purchase agreements. The company recognized a current period loss of $226,171 as a result of this settlement.

During the third quarter 2022 the company issued 2,227,638 shares pursuant to its S-1 for cash of $78,928.

On July 14, 2022, the Company entered into the Equity Purchase Agreement with Cross & Company, pursuant to which we have the right to “put,” or sell, up to $30,000,000 worth of shares of our common stock to Cross. As provided in the Equity Purchase Agreement, we may require Cross to purchase shares of our common stock from time to time by delivering a put notice to Cross specifying the total number of shares to be purchased (such number of shares multiplied by the purchase price described below, the “Investment Amount”); provided there must be a minimum of ten trading days between delivery of each put notice. We may determine the Investment Amount, provided that such amount may not be more than 300% of the average daily trading volume in dollar amount for our common stock during the five trading days preceding the date on which we deliver the applicable put notice, unless waived by Cross in its sole discretion. Additionally, such amount may not be lower than $10,000 or higher than $250,000. Cross will have no obligation to purchase shares under the Equity Line to the extent that such purchase would cause Cross to own more than 4.99% of our issued and outstanding shares of common stock.

The Company also issued 8,000,000 shares of its common stock January thru December of 2022 for cash of $234,844 and a subscription receivable of $46,000 under an equity purchase agreement, dated on July 14, 2022, which shares were registered pursuant to that S-1 Registration Statement filed by the Company with the SEC on July 25, 2022, and declared effective by the SEC on August 4, 2022. The subscription amount of $46,000 was received subsequent to December 31 2022. This was shown as subscription receivable on the equity statement. The company received advance of $47,720 that will be offset against future puts.

Also during the third quarter of 2022 the company issued 13,861,004 shares pursuant to various stock purchase agreements for cash of $350,000.

The Company converted debt of $177,840 including accrued interest of $2,840 in exchange for 5,665,636 shares of its stock valued at $349,535 and as a result recognized a loss on extinguishment of $111,807, including cancellation of balance debt discount of $167,571 and a gain due to cancellation of derivative liabilities as of date of settlement of $227,459.

2021 Transactions:

Common Stock

On December 13, 2021, the company entered into an agreement where it will issue $100,000 of stock in exchange for services to be rendered under a consulting agreement currently shown under stock to be issued.

On November 7, 2021, the company issued 1,725,439 of its shares in settlement of a debt of $638,412 including accrued interest of $28,578

On October 12, 2021, the Company issued 118,000 shares to GS capital valued at $57,466 pursuant to services rendered in obtaining financing.

On October 18, 2021, the company issued 175,000 shares of its common stock valued at $52,500 pursuant to a stock purchase agreement.

During the year ended December 31, 2021, the company issued 196,438 shares of common stock upon the exercise of 300,000 options at an exercise price of $0.126 a share. This exercise was performed on a cashless basis.

On July 29, 2021, the Company issued 122,000 restricted shares of its common stock to third party valued at $50,000 pursuant to the stock purchase agreement. The cash was received in 2021.

During August and September 2021 the Company issued 1,060,715 commons shares and warrants to purchase 1,060,715 shares of common stock at an exercise price of $0.60 for gross cash proceeds of $297,000 pursuant to various Warrant Stock purchase agreements. The cash was received in the third quarter ending 2021. Warrants are exercisable within a 3-year period from issuance.

During July and September 2021 the company issued 1,415,554 restricted shares of its common stock valued at $1,111,900 to third parties for certain services, recorded as consulting fees.

In September 2021 the company issued 262,400 restricted shares of its common stock valued at $129,724 pursuant to S-1 Agreement to third party for cash, recorded as subscription receivable.

Pursuant to its purchase of Advanced Tear Diagnostics, LLC the company has recorded 7,000,000 shares of its common stock to be issued valued at $4,270,000.

Pursuant to a Stock purchase agreement the company has recorded 175,000 of its common shares to be issued valued at $52,500.

On May 14, 2021, The Company entered into the Equity Purchase Agreement with Cross, pursuant to which we have the right to “put,” or sell, up to $10,000,000 worth of shares of our common stock to Cross. As provided in the Equity Purchase Agreement, we may require Cross to purchase shares of our common stock from time to time by delivering a put notice to Cross specifying the total number of shares to be purchased (such number of shares multiplied by the purchase price described below, the “Investment Amount”); provided there must be a minimum of ten trading days between delivery of each put notice. We may determine the Investment Amount, provided that such amount may not be more than 500% of the average daily trading volume in dollar amount for our common stock during the five trading days preceding the date on which we deliver the applicable put notice, unless waived by Cross in its sole discretion. Additionally, such amount may not be lower than $10,000 or higher than $1,000,000. Cross will have no obligation to purchase shares under the Equity Line to the extent that such purchase would cause Cross to own more than 4.99% of our issued and outstanding shares of common stock.

In June 2021 the company issued 500,000 restricted shares of its common stock valued at $332,500 pursuant to S-1 Agreement to third party recorded as subscription receivable. Actual proceeds were $228,812. The difference of $103,688 was adjusted to additional paid in capital and was calculated in accordance with the S-1 agreement.

During April, May and June 2021 the company issued 2,647,464 restricted shares of its common stock valued at $2,117,971 pursuant to conversion of convertible note and accrued interest of $582,707(Note 12) with a loss on extinguishment of debt $1,535,264.

During April, May and June 2021 the Company issued 1,234,113 shares for cash of gross proceed of $402,500 pursuant to various Warrant Stock purchase agreements. The cash was received in the second quarter ending 2021. Out of these 519,828 shares of common stock valued at $152,500 was adjusted with common stock to be issued of prior period. The company also issued warrants to purchase 175,000 shares of common stock at an exercise price of $0.75 and 714,285 shares of common stock at an exercise price of $0.80. Warrants are exercisable within a 3-year period from issuance.

During April, May and June 2021 the company issued 1,114,351 restricted shares of its common stock valued at $792,389 to third parties for certain services, recorded as consulting fees.

During March 2021 the Company issued 1,712,500 shares for cash of gross $434,000 pursuant to various Stock purchase agreements. The cash was received in the first quarter ending 2021. The company also issued warrants to purchase 900,000 shares of common stock at an exercise price of $0.75. Warrants are exercisable within a 3-year period from issuance.

Company paid finders fees of $20,000 in cash during this period for capital raise and will also issue shares equaling $16,000 in market value, which was issued during the year ended December 31, 2021.

On March 18, 2021 the company issued 488,428 restricted shares of its common stock valued at $291,974 to third parties for certain services, recorded as consulting fees. Out of these 108,965 shares of common stock valued at $66,974 was adjusted with common stock to be issued of prior year.